APPENDIX 1 - Major Subsidiaries of CSI	12 Months Ended
Dec. 31, 2012
INVESTMENTS IN AFFILIATES
APPENDIX 1 - Major Subsidiaries of CSI

APPENDIX 1

Major Subsidiaries of CSI

        The following table sets forth information concerning CSI's major subsidiaries:

Subsidiary	Place and date of Incorporation	Attributable Equity Interest Held	Principal Activity
CSI Solartronics (Changshu) Co., Ltd.	PRC November 23, 2001	100%	Developing solar power project
CSI Solar Technologies Inc.	PRC August 8, 2003	100%	Research and developing solar modules
CSI Solar Manufacture Inc.	PRC January 7, 2005	100%	Production of solar modules
Canadian Solar Manufacturing (Luoyang) Inc.	PRC February 24, 2006	100%	Manufacture of solar modules, ingots and wafers
Canadian Solar Manufacturing (Changshu) Inc.	PRC August 1, 2006	100%	Production of solar modules
CSI Cells Co., Ltd.	PRC August 23, 2006	100%	Manufacture of solar cells
Canadian Solar (USA) Inc.	USA June 8, 2007	100%	Sales and marketing of modules
CSI Project Consulting GmbH	Germany May 26, 2009	70%	Developing solar power project
Canadian Solar Japan K.K.	Japan June 21, 2009	90.67%	Sales and marketing of modules
Canadian Solar Solutions Inc.	Canada June 22, 2009	100%	Developing solar power project
CSI Solar Power (China) Inc.	PRC July 7, 2009	100%	Investment holding
Canadian Solar EMEA GmbH	Germany August 21, 2009	100%	Sales and marketing of modules
Canadian Solar Manufacturing (Ontario) Inc.	Canada June 30, 2010	100%	Production of solar modules
Canadian Solar (Australia) Pty., Ltd.	Australia February 3, 2011	100%	Sales and marketing of modules
Canadian Solar International Ltd.	Hong Kong March 25, 2011	100%	Sales and marketing of modules
Canadian Solar O&M (Ontario) Inc.	Canada May 10, 2011	100%	Developing solar power project
CSI Project Holdco, LLC	USA July 27, 2011	100%	Developing solar power project
CSI-Cenergy Holdings, LLC	USA July 27, 2011	62.5%	Developing solar power project
Suzhou Sanysolar Materials Technology Co., Ltd.	PRC August 17, 2011	80%	Production of solar module materials
Canadian Solar South East Asia Pte., Ltd.	Singapore September 19, 2011	100%	Sales and marketing of modules
CSI Project Holdco, LLC	USA November 23, 2011	100%	Developing solar power project
Canadian Solar Manufacturing (Suzhou) Inc.	PRC February 13, 2012	61%	Manufacture of solar modules, cells
Canadian Solar South Africa Pty., Ltd.	South Africa June 22,2012	100%	Sales and marketing modules
Canadian Solar Brasil Servicos De Consultoria EM Energia Solar Ltda.	Brazil November 14, 2012	100%	Consulting services in energy solutions, certification and importation of photovoltaic modules
Canadian Solar Middle East Limited	United Arab Emirates December 10, 2012	100%	Energy generation and distribution